Long-term Incentive Plans	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
14. Long-term Incentive Plans

Effective October 1, 2019, the Company adopted a long-term incentive plan. Under this plan, the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis. The exercise price of the share purchase options will be determined by the Company and will be no less than market price on grant date.

(a)	Restricted Stock Units

The following table summarizes the continuity of the Company’s RSUs:

Number of RSUs

Outstanding, January 31, 2019 and February 1, 2018	–
Granted (Note 17(a))	2,750,000

Outstanding, January 31, 2020	2,750,000

The fair value of share-based payment expense was determined using market value of the share price on grant date. RSUs are settled by delivery of a notice of settlement by the RSU holder or, if no notice of settlement is delivered, on the last vesting date. At January 31, 2020, 83,334 RSUs were vested (January 31, 2019 and February 1, 2018 – nil). For the years ended January 31, 2020 and 2019, share-based payments related to RSUs totaling $171,011 and $nil, respectively, have been recorded in salaries, wages and employment expenses in the Company’s consolidated statements of comprehensive loss.

(b)	Performance Stock Units

The following table summarizes the continuity of the Company’s performance stock units (“PSUs”):

Number of RSUs

Outstanding, January 31, 2019 and February 1, 2018	–
Granted (Notes 17(a))	750,000

Outstanding, January 31, 2020	750,000

The fair value of share-based payment expense was estimated as follows: 1) Non-market performance conditions were determined using market value of the share price on grant date, and 2) Market-based performance conditions were determined using the Monte Carlo pricing model and the following assumptions:

•	Date of grant: November 14, 2019
•	Risk free interest rate: 1.57%
•	Volatility: 90%
•	Market price of common shares on grant date: $0.135
•	Expected dividends: Nil%
•	Expiry date: 3 years
•	Volume weighted average price: $0.35

PSUs vest as follows: 250,000 PSUs vest on November 14, 2019, 250,000 PSUs vest upon financing greater than $2,500,000 (non-market performance condition) and 250,000 PSUs vest on the date the Company’s volume weighted average price for five consecutive trading days is greater than or equal to $0.35 (market-based performance condition).

During the year ended January 31, 2020, vesting provisions of PSUs were amended to the following: 187,500 PSUs vest on November 14, 2019, 281,500 PSUs vest upon financing greater than $2,500,000 obtained before July 30, 2020 and 281,500 PSUs vest on March 31, 2021.

PSUs are settled by delivery of a notice of settlement by the PSU holder. At January 31, 2020, 187,500 PSUs were vested (January 31, 2019 and February 1, 2018 – nil). For the years ended January 31, 2020 and 2019, share-based payments related to PSUs totaling $61,013 and $nil, respectively, have been recorded in salaries, wages and employment expenses in the Company’s consolidated statements of comprehensive loss.

(c)	Share Purchase Options

The following table summarizes the continuity of the Company’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, February 1, 2018	13,620,833	0.46	3.26
Granted	300,000	1.25	4.32
Forfeited	(229,000)	(0.43)	–

Outstanding, January 31, 2019	13,691,833	0.46	3.26
Granted (Notes 17(a))	8,075,000	0.32	4.38
Forfeited/cancelled (Note 17(a))	(7,041,833)	(0.50)	–

Outstanding, January 31, 2020	14,725,000	0.38	3.08

Additional information regarding share purchase options as of January 31, 2020, is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

2,000,000	2,000,000	0.14	December 14, 2020
2,550,000	2,550,000	0.97	February 22, 2021
2,000,000	2,000,000	0.13	December 14, 2021
100,000	100,000	0.50	November 14, 2022
2,700,000	2,025,000	0.40	June 11, 2024
750,000	562,500	0.39	July 1, 2024
1,100,000	154,169	0.32	September 3, 2024
100,000	50,000	0.26	September 29, 2024
150,000	75,000	0.16	October 15, 2024
150,000	75,000	0.25	October 15, 2024
75,000	–	0.15	November 3, 2024
2,650,000	950,000	0.25	November 13, 2024
200,000	50,000	0.25	December 26, 2024
100,000	–	0.25	January 20, 2023
100,000	–	0.25	January 21, 2025
14,725,000	10,591,669

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

•	Dates of grant: June 12, 2019 to January 22, 2020
•	Risk free interest rate: 1.40% to 1.46%
•	Volatility: 93% to 112%
•	Market price of common shares on grant date: $0.11 to $0.40
•	Expected dividends: Nil%
•	Expected life: Three (3) to five (5) years
•	Exercise price: $0.15 to $0.40

Fair values of the options at each measurement date ranged between $0.04 to $0.32. As the Company does not have sufficient historical share price information, expected volatilities were determined using historical volatilities of comparable companies. For the years ended January 31, 2020 and 2019, share-based payments related to share purchase options totaling $1,365,631 and $31,566, respectively, have been recorded in the Company’s consolidated statements of comprehensive loss. $347,218 of share-based payment expense have yet to be recognized and will be recognized in future periods.